Discontinued Operations (Details) - Schedule of consolidated statements of operations and comprehensive loss - Discontinued Operations [Member]	12 Months Ended
Jun. 30, 2022 USD ($)
Discontinued Operations (Details) - Schedule of consolidated statements of operations and comprehensive loss [Line Items]
Revenue	$ 28,747,362
Cost of revenue	26,553,802
Gross profit	2,193,560
Provision for doubtful accounts	(8,385,084)
Selling, general and administrative expenses	(3,484,700)
Research and development expenses	(139,780)
Total operating expenses	(12,009,564)
Loss from operations	(9,816,004)
Other expenses, net	1,872
Interest income	235
Interest expense	(1,783,833)
Finance expense	(825)
Estimated claims charges	(591,884)
Total other expense, net	(2,374,435)
Loss before income taxes	(12,190,439)
Income tax expense
Net loss from discontinued operations	$ (12,190,439)